UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2023	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 28,373,924	$ 48,129,194
Other financial assets	14,628,202	12,135,020
Trade receivables	186,276,319	158,006,474
Other receivables	24,902,503	28,824,998
Income and minimum presumed recoverable income taxes	2,022,328	9,444,898
Inventories	138,076,822	140,426,975
Biological assets	1,141,113	146,842
Total current assets	395,421,211	397,114,401
NON-CURRENT ASSETS
Other financial assets	502,910	444,909
Other receivables	2,393,939	2,546,241
Income and minimum presumed recoverable income taxes	5,446	16,286
Deferred tax assets	8,230,402	7,312,964
Investments in joint ventures and associates	40,820,784	39,296,810
Investment properties	3,675,493	3,589,749
Property, plant and equipment	69,930,709	67,853,835
Intangible assets	173,034,536	173,783,956
Goodwill	112,163,432	112,163,432
Right of use asset	13,519,199	13,936,575
Total non-current assets	424,276,850	420,944,757
Total assets	819,698,061	818,059,158
CURRENT LIABILITIES
Trade and other payables	159,125,358	150,807,674
Borrowings	100,720,985	107,639,659
Employee benefits and social security	10,019,165	9,606,707
Deferred revenue and advances from customers	32,771,902	24,875,662
Income tax payable	536,840	509,034
Consideration for acquisition	4,202,389	1,415,099
Lease liabilities	4,326,889	3,858,699
Total current liabilities	311,703,528	298,712,534
NON-CURRENT LIABILITIES
Borrowings	48,789,492	60,670,946
Deferred revenue and advances from customers	2,202,374	2,057,805
Joint ventures and associates	638,126	622,823
Deferred tax liabilities	34,393,580	35,785,347
Provisions	668,775	891,769
Consideration for acquisition	2,540,181	3,578,157
Secured notes	76,911,874	75,213,146
Lease liabilities	9,225,862	10,030,524
Total non-current liabilities	175,370,264	188,850,517
Total liabilities	487,073,792	487,563,051
EQUITY
Equity attributable to owners of the parent	298,966,341	298,594,088
Non-controlling interest	33,657,928	31,902,019
Total equity	332,624,269	330,496,107
Total equity and liabilities	$ 819,698,061	$ 818,059,158